Stockholders' Equity (Tables)	12 Months Ended
May 31, 2023
Unique Logistics International, Inc. [Member]
Stockholders' Equity (Tables) [Line Items]
Schedule of Warrant	The following is a summary of the Company’s warrant activity:
	Warrants	Weighted Average Exercise Price
Outstanding – May 31, 2021	1,140,956,904	$0.002
Exercisable – May 31, 2021	1,140,956,904	$0.002
Cancelled	(1,140,956,904)	$—
Outstanding – May 31, 2022	—	$—